BNY Mellon Mid Cap Multi-Strategy Fund
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 96.9%
Automobiles & Components — .5%
BorgWarner, Inc.	9,390	404,333
Ford Motor Co.	33,625	446,540
Gentex Corp.	39,771	907,972
QuantumScape Corp.(a)	9,595	117,251
Rivian Automotive, Inc., Cl. A(a),(b)	12,700	214,122
Thor Industries, Inc.	2,866	302,707
		2,392,925
Banks — 2.0%
Columbia Banking System, Inc.	32,735	907,414
East West Bancorp, Inc.	12,830	1,368,961
Fifth Third Bancorp	23,124	1,004,969
First Horizon Corp.	62,442	1,394,954
FNB Corp.	19,910	331,303
Huntington Bancshares, Inc.	68,585	1,117,936
M&T Bank Corp.	151	28,723
Popular, Inc.	6,995	802,397
Regions Financial Corp.	31,540	802,693
Synovus Financial Corp.	9,130	440,066
Webster Financial Corp.	7,937	473,045
Wintrust Financial Corp.	5,193	695,966
Zions Bancorp NA	10,045	534,695
		9,903,122
Capital Goods — 16.7%
3M Co.	3,380	581,529
AAON, Inc.(b)	335	31,316
Advanced Drainage Systems, Inc.	12,247	1,866,198
AECOM	5,746	592,585
AeroVironment, Inc.(a)	7,156	1,999,816
Allegion PLC	9,593	1,592,726
Allison Transmission Holdings, Inc.	2,515	222,980
AMETEK, Inc.	16,908	3,345,924
API Group Corp.(a)	20,377	806,114
Axon Enterprise, Inc.(a)	7,916	4,275,748
Builders FirstSource, Inc.(a)	3,659	410,650
BWX Technologies, Inc.	3,247	580,823
Carlisle Cos., Inc.	2,861	909,998
Carpenter Technology Corp.	2,357	750,799
Carrier Global Corp.	17,803	977,029
Comfort Systems USA, Inc.	229	223,719
Cummins, Inc.	2,562	1,275,825
Curtiss-Wright Corp.	6,008	3,390,254
DNOW, Inc.(a)	15,088	210,628
Donaldson Co., Inc.	3,420	307,458
Dover Corp.	6,651	1,232,297
Everus Construction Group, Inc.(a)	1,590	146,216
Fastenal Co.	24,135	975,054
Ferguson Enterprises, Inc.	7,262	1,827,628
Flowserve Corp.	41,031	2,927,562

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Capital Goods — 16.7% (continued)
Fortune Brands Innovations, Inc.	43,490	2,245,389
FTAI Aviation Ltd.	7,109	1,231,563
Gates Industrial Corp. PLC(a)	28,257	643,129
Generac Holdings, Inc.(a)	5,683	861,713
HEICO Corp., Cl. A	15,381	3,798,646
Hexcel Corp.(b)	3,340	254,608
Howmet Aerospace, Inc.	18,295	3,742,974
Hubbell, Inc.	5,566	2,401,339
Huntington Ingalls Industries, Inc.	930	291,667
IDEX Corp.	12,701	2,209,085
Ingersoll Rand, Inc.	31,639	2,541,877
ITT, Inc.	1,520	279,923
Karman Holdings, Inc.(a)	33,334	2,234,378
L3Harris Technologies, Inc.	3,672	1,023,350
Lincoln Electric Holdings, Inc.	4,564	1,092,759
Masco Corp.	46,641	3,025,602
MasTec, Inc.(a)	1,105	236,337
Masterbrand, Inc.(a)	15,020	166,572
MSC Industrial Direct Co., Inc., Cl. A	3,852	342,674
Nordson Corp.	2,292	544,717
nVent Electric PLC	5,490	588,912
Owens Corning	3,945	446,732
Parker-Hannifin Corp.	363	312,797
Quanta Services, Inc.	3,991	1,855,336
QXO, Inc.(a),(b)	9,225	172,784
Regal Rexnord Corp.	13,178	1,923,856
Resideo Technologies, Inc.(a)	9,138	301,463
Rocket Lab Corp.(a)	4,070	171,510
Rockwell Automation, Inc.	2,374	939,772
Sensata Technologies Holding PLC	225	7,216
Snap-on, Inc.	2,033	691,322
Textron, Inc.	16,632	1,383,117
The Timken Company	30,101	2,449,920
UFP Industries, Inc.	4,047	376,331
United Rentals, Inc.	1,536	1,252,116
Valmont Industries, Inc.	514	212,267
Vertiv Holdings Co., Cl. A	21,585	3,879,472
W.W. Grainger, Inc.	995	943,887
Watsco, Inc.(b)	4,406	1,526,238
Watts Water Technologies, Inc., Cl. A	1,980	546,242
WESCO International, Inc.	6,962	1,861,708
Westinghouse Air Brake Technologies Corp.	4,130	861,311
Xylem, Inc.	5,849	822,779
		84,156,266
Commercial & Professional Services — 4.0%
Amentum Holdings, Inc.(a),(b)	5,576	159,641
Broadridge Financial Solutions, Inc.	13,362	3,047,739
CACI International, Inc., Cl. A(a)	3,200	1,974,720
Clean Harbors, Inc.(a)	5,050	1,149,178
Copart, Inc.(a)	42,361	1,651,232
Equifax, Inc.	2,709	575,310

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Commercial & Professional Services — 4.0% (continued)
Jacobs Solutions, Inc.	2,412	325,162
Leidos Holdings, Inc.	3,815	729,046
Paychex, Inc.	7,477	835,106
RB Global, Inc.	10,098	991,624
Rollins, Inc.	46,872	2,881,691
SS&C Technologies Holdings, Inc.	14,563	1,251,544
Tetra Tech, Inc.	31,434	1,092,017
TriNet Group, Inc.	3,154	184,824
Veralto Corp.	831	84,114
Verisk Analytics, Inc.	13,931	3,135,450
		20,068,398
Consumer Discretionary Distribution & Retail — 4.9%
AutoZone, Inc.(a)	315	1,245,614
Bath & Body Works, Inc.	9,035	157,299
Best Buy Co., Inc.	5,615	445,157
Burlington Stores, Inc.(a)	18,785	4,738,140
CarMax, Inc.(a)	1,715	66,302
Carvana Co.(a)	1,904	713,048
Coupang, Inc.(a)	14,110	397,338
eBay, Inc.	17,620	1,458,760
Etsy, Inc.(a),(b)	2,223	120,531
Five Below, Inc.(a)	1,440	237,442
Genuine Parts Co.	2,796	364,598
Lithia Motors, Inc.	152	48,464
LKQ Corp.	14,010	415,957
Macy’s, Inc.	8,145	182,122
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,815	223,445
O’Reilly Automotive, Inc.(a)	33,588	3,415,900
Pool Corp.	4,754	1,158,074
RH(a)	4,553	717,507
Ross Stores, Inc.	7,007	1,235,754
The Gap, Inc.	56,281	1,523,527
Tractor Supply Co.	12,664	693,734
Ulta Beauty, Inc.(a)	2,901	1,563,146
Valvoline, Inc.(a),(b)	25,454	796,965
Warby Parker, Inc., Cl. A(a)	62,521	1,238,541
Wayfair, Inc., Cl. A(a)	1,460	161,768
Williams-Sonoma, Inc.	6,784	1,221,188
		24,540,321
Consumer Durables & Apparel — 2.9%
Amer Sports, Inc.(a)	32,767	1,216,639
Brunswick Corp.	25,857	1,709,406
Cavco Industries, Inc.(a)	655	390,151
D.R. Horton, Inc.	13,586	2,160,310
Deckers Outdoor Corp.(a)	870	76,586
Garmin Ltd.	1,646	321,497
Hasbro, Inc.	18,200	1,503,320
Lululemon Athletica, Inc.(a)	1,676	308,685
NVR, Inc.(a)	200	1,501,458
PulteGroup, Inc.	5,667	720,786
PVH Corp.(b)	1,801	152,653

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Consumer Durables & Apparel — 2.9% (continued)
Ralph Lauren Corp.	1,563	574,137
Somnigroup International, Inc.	10,404	952,174
Tapestry, Inc.	5,725	625,628
Toll Brothers, Inc.	4,146	579,735
TopBuild Corp.(a)	1,498	677,845
VF Corp.(b)	6,225	108,937
YETI Holdings, Inc.(a)	26,208	1,087,108
		14,667,055
Consumer Services — 3.5%
Aramark	19,236	715,002
Black Rock Coffee Bar, Inc., Cl. A(a)	28,909	657,680
Boyd Gaming Corp.	6,268	522,124
Caesars Entertainment, Inc.(a),(b)	2,570	59,804
Carnival Corp.(a)	22,120	570,254
Cava Group, Inc.(a),(b)	145	7,089
Churchill Downs, Inc.	2,740	298,907
Darden Restaurants, Inc.	5,586	1,003,134
Domino’s Pizza, Inc.	209	87,703
DraftKings, Inc., Cl. A(a)	8,785	291,311
Duolingo, Inc.(a),(b)	321	61,443
Dutch Bros, Inc., Cl. A(a)	2,555	149,748
Expedia Group, Inc.	8,584	2,194,843
Frontdoor, Inc.(a)	9,562	515,679
Grand Canyon Education, Inc.(a)	4,199	662,350
H&R Block, Inc.	10,713	451,232
Hilton Worldwide Holdings, Inc.	5,615	1,600,443
Hyatt Hotels Corp., Cl. A(b)	3,080	506,321
Las Vegas Sands Corp.	20,415	1,391,486
Marriott International, Inc., Cl. A	1,094	333,440
MGM Resorts International(a),(b)	13,185	465,299
Norwegian Cruise Line Holdings Ltd.(a)	13,425	247,825
Royal Caribbean Cruises Ltd.	4,985	1,327,256
Service Corp. International	4,880	387,618
Travel + Leisure Co.	1,960	134,417
Wingstop, Inc.(b)	7,419	1,964,032
Wyndham Hotels & Resorts, Inc.(b)	9,644	705,941
Wynn Resorts Ltd.(b)	1,235	158,920
Yum! Brands, Inc.	1,215	186,150
		17,657,451
Consumer Staples Distribution & Retail — 1.4%
BJ’s Wholesale Club Holdings, Inc.(a)	175	15,615
Casey’s General Stores, Inc.	4,462	2,545,393
Dollar General Corp.	4,500	492,705
Dollar Tree, Inc.(a),(b)	3,632	402,462
Maplebear, Inc.(a)	1,321	55,495
Sysco Corp.	8,315	633,603
The Kroger Company	14,380	967,487
US Foods Holding Corp.(a)	21,287	1,674,648
		6,787,408
Energy — 4.2%
Antero Resources Corp.(a)	34,099	1,242,227

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Energy — 4.2% (continued)
APA Corp.	9,210	229,974
Baker Hughes Co.	24,220	1,215,844
Cheniere Energy, Inc.	5,916	1,233,249
Chord Energy Corp.	3,088	289,840
Civitas Resources, Inc.(b)	8,455	248,323
Devon Energy Corp.	24,758	917,532
Diamondback Energy, Inc.	21,235	3,240,249
DT Midstream, Inc.	4,820	585,437
EQT Corp.	25,964	1,580,169
Expand Energy Corp.	2,022	246,542
Halliburton Co.	15,735	412,572
Kinder Morgan, Inc.	17,155	468,675
Marathon Petroleum Corp.	5,425	1,050,985
ONEOK, Inc.	18,065	1,315,493
Ovintiv, Inc.	1,075	44,032
Permian Resources Corp.	36,306	526,074
Phillips 66	4,263	583,860
Range Resources Corp.	17,233	680,531
Targa Resources Corp.	6,022	1,055,717
TechnipFMC PLC	20,474	926,653
Texas Pacific Land Corp.(b)	24	20,743
Valero Energy Corp.	9,158	1,618,768
Weatherford International PLC	16,656	1,245,869
		20,979,358
Equity Real Estate Investment Trusts — 4.6%
Agree Realty Corp.(c)	1,035	77,853
Alexandria Real Estate Equities, Inc.(c)	4,102	220,154
Brixmor Property Group, Inc.(c)	25,270	660,558
BXP, Inc.(c)	7,644	553,120
Camden Property Trust(c)	3,865	411,004
Crown Castle, Inc.(c)	2,127	194,153
CubeSmart(c)	13,560	504,839
Digital Realty Trust, Inc.(c)	12,660	2,027,119
EastGroup Properties, Inc.(c)	2,627	475,960
Equity LifeStyle Properties, Inc.(c)	23,138	1,454,686
Equity Residential(c)	5,309	327,831
Essex Property Trust, Inc.(c)	2,787	734,709
Extra Space Storage, Inc.(c)	14,047	1,870,639
Federal Realty Investment Trust(c)	10,862	1,072,405
Healthpeak Properties, Inc.(c)	62,724	1,145,340
Host Hotels & Resorts, Inc.(c)	21,144	372,769
Iron Mountain, Inc.(c)	5,578	481,660
Kimco Realty Corp.(c)	20,614	425,885
Lamar Advertising Co., Cl. A(c)	9,355	1,238,509
Lineage, Inc.(c)	16,759	600,307
Medical Properties Trust, Inc.(b),(c)	23,305	134,237
Omega Healthcare Investors, Inc.(c)	6,270	287,918
Rayonier, Inc.(c)	13,301	295,415
Realty Income Corp.(c)	15,805	910,526
Regency Centers Corp.(c)	12,589	895,833
Ryman Hospitality Properties, Inc.(c)	6,400	610,752

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Equity Real Estate Investment Trusts — 4.6% (continued)
Simon Property Group, Inc.(c)	11,366	2,117,713
Ventas, Inc.(c)	5,545	447,093
VICI Properties, Inc.(c)	53,928	1,554,205
Weyerhaeuser Co.(c)	44,856	996,252
		23,099,444
Financial Services — 6.9%
Affiliated Managers Group, Inc.	2,525	678,796
Affirm Holdings, Inc.(a)	5,275	374,261
Ally Financial, Inc.	9,085	375,210
Ameriprise Financial, Inc.	6,462	2,944,992
Block, Inc.(a)	26,133	1,745,684
Blue Owl Capital, Inc.(b)	9,270	139,050
Cboe Global Markets, Inc.	813	209,892
Coinbase Global, Inc., Cl. A(a)	3,603	982,970
Corpay, Inc.(a)	793	234,569
Credit Acceptance Corp.(a)	790	364,956
Equitable Holdings, Inc.	20,028	935,107
Evercore, Inc., Cl. A	3,844	1,230,349
Fidelity National Information Services, Inc.	18,657	1,227,071
Fiserv, Inc.(a)	8,957	550,587
Global Payments, Inc.	5,793	438,878
Intercontinental Exchange, Inc.	11,033	1,735,491
Invesco Ltd.	6,410	156,724
Jack Henry & Associates, Inc.	2,406	419,799
Jefferies Financial Group, Inc.	3,295	189,660
LPL Financial Holdings, Inc.	8,547	3,043,074
MGIC Investment Corp.	20,285	575,080
MSCI, Inc.	1,397	787,517
Nasdaq, Inc.	13,167	1,197,144
Northern Trust Corp.	3,765	494,495
Raymond James Financial, Inc.	16,860	2,639,264
Rithm Capital Corp.(c)	1,320	15,167
Robinhood Markets, Inc., Cl. A(a)	12,045	1,547,662
Rocket Cos., Inc., Cl. A	128,006	2,557,560
Shift4 Payments, Inc., Cl. A(a),(b)	210	15,494
SLM Corp.(b)	55,196	1,617,243
SoFi Technologies, Inc.(a)	20,280	602,722
Starwood Property Trust, Inc.(b),(c)	4,385	80,421
State Street Corp.	5,145	612,358
Stifel Financial Corp.	5,021	612,562
Synchrony Financial	8,489	656,709
The Carlyle Group, Inc.	12,284	669,847
Toast, Inc., Cl. A(a)	6,825	233,347
UWM Holdings Corp.	485	2,837
Voya Financial, Inc.	22,077	1,552,013
WEX, Inc.(a)	1,907	282,923
XP, Inc., Cl. A	9,715	191,483
		34,920,968
Food, Beverage & Tobacco — 1.6%
Archer-Daniels-Midland Co.	4,635	281,530
Brown-Forman Corp., Cl. B(b)	3,977	115,254

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Food, Beverage & Tobacco — 1.6% (continued)
Bunge Global SA	3,520	338,166
Celsius Holdings, Inc.(a)	3,885	159,052
Coca-Cola Consolidated, Inc.	4,639	755,925
Coca-Cola Europacific Partners PLC	4,100	375,929
Conagra Brands, Inc.	21,595	385,471
Darling Ingredients, Inc.(a)	2,405	88,047
Freshpet, Inc.(a)	5,823	332,843
Ingredion, Inc.	4,341	466,831
Lamb Weston Holdings, Inc.	12,137	716,811
McCormick & Co., Inc.	7,545	509,137
Molson Coors Beverage Co., Cl. B	20,677	961,687
Primo Brands Corp.	10,622	166,659
The Campbell’s Company(b)	1,050	32,004
The Hershey Company	1,590	299,047
The J.M. Smucker Company	1,501	156,374
Tyson Foods, Inc., Cl. A	33,564	1,948,390
		8,089,157
Health Care Equipment & Services — 6.6%
Alcon AG	9,161	726,559
Align Technology, Inc.(a)	4,845	713,136
Baxter International, Inc.(b)	1,865	34,950
Cardinal Health, Inc.	1,656	351,503
Cencora, Inc.	7,828	2,887,984
Centene Corp.(a)	20,478	805,604
Dexcom, Inc.(a)	23,379	1,483,865
Edwards Lifesciences Corp.(a)	11,220	972,437
Encompass Health Corp.	8,448	981,827
GE HealthCare Technologies, Inc.	6,976	558,010
GeneDx Holdings Corp.(a)	2,241	374,135
Guardant Health, Inc.(a)	20,947	2,271,074
HealthEquity, Inc.(a)	12,074	1,269,943
Henry Schein, Inc.(a),(b)	710	52,945
Humana, Inc.	5,360	1,317,327
IDEXX Laboratories, Inc.(a)	5,747	4,326,801
Inspire Medical Systems, Inc.(a)	9,055	1,126,533
Insulet Corp.(a)	893	292,181
Labcorp Holdings, Inc.	7,139	1,918,820
McKesson Corp.	593	522,504
Molina Healthcare, Inc.(a)	317	46,998
Penumbra, Inc.(a)	157	46,028
Quest Diagnostics, Inc.	6,094	1,152,863
ResMed, Inc.	2,464	630,365
Solventum Corp.(a)	9,082	774,331
STERIS PLC	10,064	2,679,842
Tenet Healthcare Corp.(a)	5,528	1,198,691
The Cigna Group	2,163	599,757
The Cooper Companies, Inc.(a)	17,685	1,378,192
Veeva Systems, Inc., Cl. A(a)	6,492	1,559,963
		33,055,168
Household & Personal Products — .8%
Church & Dwight Co., Inc.	27,478	2,340,027

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Household & Personal Products — .8% (continued)
Coty, Inc., Cl. A(a)	11,860	39,375
elf Beauty, Inc.(a),(b)	1,649	125,604
Kenvue, Inc.	22,370	388,120
The Clorox Company	492	53,106
The Estee Lauder Companies, Inc., Cl. A	11,858	1,115,482
		4,061,714
Insurance — 3.9%
Arch Capital Group Ltd.(a)	1,507	141,537
Assurant, Inc.	18,038	4,115,550
Assured Guaranty Ltd.	6,830	618,388
Everest Group Ltd.	1,518	477,092
Fidelity National Financial, Inc.	8,010	476,034
First American Financial Corp.	7,445	489,583
Markel Group, Inc.(a)	635	1,321,079
Old Republic International Corp.	59,519	2,743,826
Principal Financial Group, Inc.	4,460	378,297
Prudential Financial, Inc.	590	63,868
Reinsurance Group of America, Inc.	1,879	356,766
RenaissanceRe Holdings Ltd.	1,079	281,802
Ryan Specialty Holdings, Inc.	52,057	3,022,950
The Allstate Corp.	721	153,559
The Baldwin Insurance Group, Inc.(a)	75,597	2,155,271
The Hartford Insurance Group, Inc.	10,771	1,475,950
The Travelers Companies, Inc.	1,536	449,833
Unum Group	5,645	428,851
W. R. Berkley Corp.	8,258	641,564
		19,791,800
Materials — 4.7%
Albemarle Corp.(b)	2,835	368,522
Alcoa Corp.(b)	1,205	50,297
Anglogold Ashanti PLC	8,058	690,409
Ashland, Inc.	6,225	329,303
Avery Dennison Corp.	4,003	689,997
Axalta Coating Systems Ltd.(a)	22,784	686,482
Ball Corp.	13,515	669,398
Celanese Corp.	2,336	97,294
CF Industries Holdings, Inc.	9,128	718,374
Cleveland-Cliffs, Inc.(a)	10,115	131,900
Commercial Metals Co.	6,662	424,902
Corteva, Inc.	15,685	1,058,267
CRH PLC	23,346	2,800,586
Crown Holdings, Inc.	7,568	732,809
DuPont de Nemours, Inc.	8,541	339,676
Eagle Materials, Inc.	3,089	691,071
Eastman Chemical Co.	5,938	368,631
Freeport-McMoRan, Inc.	15,805	679,299
Huntsman Corp.	15,990	166,616
International Paper Co.	10	395
Louisiana-Pacific Corp.	2,439	200,022
LyondellBasell Industries NV, Cl. A	6,580	322,354
Martin Marietta Materials, Inc.	1,332	830,156

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Materials — 4.7% (continued)
MP Materials Corp.(a),(b)	3,135	194,213
Newmont Corp.	12,111	1,098,831
Nucor Corp.	7,896	1,259,333
Olin Corp.	5,760	121,536
Packaging Corp. of America	8,127	1,658,477
Reliance, Inc.	4,360	1,217,835
Royal Gold, Inc.	2,093	426,637
Sealed Air Corp.(b)	9,070	389,556
Sonoco Products Co.	3,850	162,355
Steel Dynamics, Inc.	3,942	661,586
The Mosaic Company	31,708	776,529
Vulcan Materials Co.	8,222	2,443,907
Westlake Corp.	212	14,164
		23,471,719
Media & Entertainment — 2.2%
Electronic Arts, Inc.	3,887	785,291
Fox Corp., Cl. A	6,550	429,025
IAC, Inc.(a)	7,580	265,831
Liberty Broadband Corp., Cl. C(a)	4,086	189,141
Liberty Media Corp.-Liberty Formula One, Cl. C(a)	16,732	1,605,937
Liberty Media Corp.-Liberty Live, Cl. C(a),(b)	701	55,526
Live Nation Entertainment, Inc.(a),(b)	1,291	169,702
Match Group, Inc.	9,582	319,176
News Corp., Cl. A	10,060	258,341
Nexstar Media Group, Inc.(b)	2,350	451,529
Omnicom Group, Inc.(b)	24,412	1,748,405
Pinterest, Inc., Cl. A(a)	33,528	875,751
Reddit, Inc., Cl. A(a)	1,995	431,858
ROBLOX Corp., Cl. A(a)	11,035	1,048,656
Roku, Inc.(a)	1,265	122,439
Sirius XM Holdings, Inc.(b)	7,931	168,613
Take-Two Interactive Software, Inc.(a)	3,646	897,171
The Trade Desk, Inc., Cl. A(a)	4,010	158,636
Warner Bros Discovery, Inc.(a)	39,149	939,576
ZoomInfo Technologies, Inc.(a)	1,310	12,995
		10,933,599
Pharmaceuticals, Biotechnology & Life Sciences — 5.2%
Agilent Technologies, Inc.	6,572	1,008,802
Alnylam Pharmaceuticals, Inc.(a)	2,347	1,059,037
Ascendis Pharma A/S, ADR(a)	1,943	412,557
Biogen, Inc.(a)	3,222	586,694
BioNTech SE, ADR(a)	9,738	1,004,475
Bio-Rad Laboratories, Inc., Cl. A(a)	550	178,673
Bio-Techne Corp.(b)	35,820	2,310,748
Bruker Corp.(b)	355	17,328
Charles River Laboratories International, Inc.(a)	4,053	722,001
Corcept Therapeutics, Inc.(a)	745	59,153
Elanco Animal Health, Inc.(a),(b)	101,143	2,353,598
Exact Sciences Corp.(a)	3,350	339,322
Exelixis, Inc.(a)	2,110	93,199
ICON PLC(a)	1,657	306,545

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.2% (continued)
Illumina, Inc.(a)	728	95,696
Incyte Corp.(a)	9,856	1,029,558
Insmed, Inc.(a)	2,810	583,834
Ionis Pharmaceuticals, Inc.(a),(b)	3,545	293,278
IQVIA Holdings, Inc.(a)	5,911	1,359,589
Jazz Pharmaceuticals PLC(a)	3,555	627,564
Mettler-Toledo International, Inc.(a)	1,455	2,148,628
Moderna, Inc.(a),(b)	5,800	150,684
Natera, Inc.(a)	7,031	1,679,073
Neurocrine Biosciences, Inc.(a)	1,933	294,125
Newamsterdam Pharma Co. NV(a)	8,468	349,728
Organon & Co.	2,100	16,191
QIAGEN NV(b)	16,282	777,465
Repligen Corp.(a)	23,862	4,080,879
Revolution Medicines, Inc.(a)	375	29,160
Rezolute, Inc.(a)	20,550	199,746
Roivant Sciences Ltd.(a)	7,445	154,930
Ultragenyx Pharmaceutical, Inc.(a)	1,100	38,225
United Therapeutics Corp.(a)	491	238,626
Viatris, Inc.	24,084	257,458
Viking Therapeutics, Inc.(a),(b)	3,225	118,712
Waters Corp.(a)	1,531	617,636
West Pharmaceutical Services, Inc.	1,306	362,088
		25,955,005
Real Estate Management & Development — .6%
CBRE Group, Inc., Cl. A(a)	5,141	831,968
CoStar Group, Inc.(a)	32,067	2,206,209
Zillow Group, Inc., Cl. C(a)	2,510	186,694
		3,224,871
Semiconductors & Semiconductor Equipment — 2.7%
Astera Labs, Inc.(a)	2,260	356,108
Cirrus Logic, Inc.(a)	412	49,580
Entegris, Inc.(b)	504	38,879
First Solar, Inc.(a)	1,954	533,286
MACOM Technology Solutions Holdings, Inc.(a)	1,171	204,913
Microchip Technology, Inc.	24,890	1,333,606
MKS, Inc.	12,138	1,898,262
Monolithic Power Systems, Inc.	2,908	2,699,118
ON Semiconductor Corp.(a),(b)	30,858	1,550,306
Onto Innovation, Inc.(a)	7,623	1,091,309
Qnity Electronics, Inc.	4,270	346,254
Qorvo, Inc.(a)	1,987	170,663
Rambus, Inc.(a)	12,093	1,155,728
SiTime Corp.(a)	5,400	1,607,580
Skyworks Solutions, Inc.	5,911	389,831
Teradyne, Inc.	1,399	254,464
Universal Display Corp.	442	52,567
		13,732,454
Software & Services — 6.1%
Akamai Technologies, Inc.(a)	1,778	159,167
Aurora Innovation, Inc.(a),(b)	3,180	13,324

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Software & Services — 6.1% (continued)
Bentley Systems, Inc., Cl. B	33,301	1,397,310
BILL Holdings, Inc.(a),(b)	2,350	117,852
BlackLine, Inc.(a)	4,541	258,792
Cadence Design Systems, Inc.(a)	7,659	2,388,383
Check Point Software Technologies Ltd.(a)	6,223	1,162,270
Cloudflare, Inc., Cl. A(a)	5,605	1,122,177
Cognizant Technology Solutions Corp., Cl. A	13,198	1,025,617
Confluent, Inc., Cl. A(a)	5,775	128,494
Datadog, Inc., Cl. A(a)	12,975	2,076,130
Docusign, Inc.(a)	12,787	886,778
Dolby Laboratories, Inc., Cl. A	17,343	1,169,785
Dynatrace, Inc.(a)	7,685	342,444
Elastic NV(a)	2,115	149,171
EPAM Systems, Inc.(a)	8,614	1,610,818
Fair Isaac Corp.(a)	458	827,070
Gartner, Inc.(a)	7,848	1,826,543
Gen Digital, Inc.	21,154	557,831
Gitlab, Inc., Cl. A(a)	1,910	78,425
Globant SA(a)	285	18,134
Guidewire Software, Inc.(a)	2,265	489,195
HubSpot, Inc.(a)	4,760	1,748,443
InterDigital, Inc.	1,597	571,327
Intuit, Inc.	2,389	1,514,817
Kyndryl Holdings, Inc.(a)	8,840	228,337
Manhattan Associates, Inc.(a)	462	81,520
Monday.com Ltd.(a)	4,422	636,149
MongoDB, Inc.(a)	1,479	491,575
Nutanix, Inc., Cl. A(a)	16,672	796,922
Okta, Inc.(a)	1,332	107,000
PTC, Inc.(a)	744	130,520
RingCentral, Inc., Cl. A(a)	160	4,518
Roper Technologies, Inc.	5,251	2,343,101
Rubrik, Inc., Cl. A(a)	472	32,719
Samsara, Inc., Cl. A(a)	584	22,209
SentinelOne, Inc., Cl. A(a)	1,170	18,966
Twilio, Inc., Cl. A(a)	3,160	409,820
Tyler Technologies, Inc.(a)	4,839	2,272,491
UiPath, Inc., Cl. A(a)	13,160	182,398
Unity Software, Inc.(a)	5,630	239,388
VeriSign, Inc.	1,917	483,065
Zoom Communications, Inc.(a)	1,065	90,482
Zscaler, Inc.(a)	2,575	647,612
		30,859,089
Technology Hardware & Equipment — 5.1%
Amphenol Corp., Cl. A	40,499	5,706,309
Arrow Electronics, Inc.(a)	2,997	323,706
CDW Corp.	8,843	1,275,338
Ciena Corp.(a)	1,650	336,947
Cognex Corp.	24,687	940,575
Coherent Corp.(a)	2,700	443,502
Corning, Inc.	7,660	644,972

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Technology Hardware & Equipment — 5.1% (continued)
Dell Technologies, Inc., Cl. C	1,782	237,630
F5, Inc.(a)	1,205	288,188
Flex Ltd.(a)	7,283	430,498
Hewlett Packard Enterprise Co.	17,460	381,850
HP, Inc.	2,030	49,573
Jabil, Inc.	5,317	1,120,345
Keysight Technologies, Inc.(a)	25,037	4,956,074
Lumentum Holdings, Inc.(a),(b)	695	225,986
Mirion Technologies, Inc.(a)	55,062	1,432,713
NetApp, Inc.	12,593	1,404,875
Pure Storage, Inc., Cl. A(a)	6,835	608,042
Sandisk Corp.(a)	2,434	543,464
Seagate Technology Holdings PLC	1,613	446,301
Super Micro Computer, Inc.(a)	5,479	185,464
TD Synnex Corp.	705	107,498
TE Connectivity PLC	1,554	351,437
Trimble, Inc.(a)	16,384	1,333,985
Ubiquiti, Inc.	92	53,644
Western Digital Corp.	4,980	813,383
Zebra Technologies Corp., Cl. A(a)	2,948	745,107
		25,387,406
Telecommunication Services — .0%
AST SpaceMobile, Inc.(a),(b)	2,775	155,955
GCI Liberty, Inc. (Escrow Share)(a)	9,830	8,847
Millicom International Cellular SA	1,456	77,270
		242,072
Transportation — 1.7%
Alaska Air Group, Inc.(a)	1,800	77,148
American Airlines Group, Inc.(a)	12,650	177,733
Avis Budget Group, Inc.(a),(b)	305	41,443
Delta Air Lines, Inc.	20,952	1,343,023
Expeditors International of Washington, Inc.	10,571	1,552,880
J.B. Hunt Transport Services, Inc.	2,808	488,480
Knight-Swift Transportation Holdings, Inc.	16,664	763,211
Landstar System, Inc.	6,217	813,432
Lyft, Inc., Cl. A(a)	2,155	45,320
Old Dominion Freight Line, Inc.	11,243	1,521,065
Ryder System, Inc.	3,322	575,404
United Airlines Holdings, Inc.(a)	9,140	931,914
XPO, Inc.(a)	735	104,414
		8,435,467
Utilities — 4.1%
Ameren Corp.	6,995	743,918
American Water Works Co., Inc.	7,104	924,017
Brookfield Renewable Corp.(b)	4,750	197,078
CenterPoint Energy, Inc.	17,494	699,410
CMS Energy Corp.	10,190	768,734
Constellation Energy Corp.	2,783	1,014,014
Dominion Energy, Inc.	26,015	1,632,962
DTE Energy Co.	9,840	1,348,375
Edison International	7,485	440,792

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Utilities — 4.1% (continued)
Entergy Corp.	19,612	1,912,562
Eversource Energy	7,525	505,530
Exelon Corp.	41,053	1,934,417
FirstEnergy Corp.	8,663	413,398
MDU Resources Group, Inc.(b)	8,735	186,230
NiSource, Inc.	22,005	971,081
NRG Energy, Inc.	6,343	1,075,075
OGE Energy Corp.	12,563	575,134
Pinnacle West Capital Corp.	4,490	407,961
Public Service Enterprise Group, Inc.	3,800	317,376
The AES Corp.	14,640	205,838
UGI Corp.	3,400	134,470
Vistra Corp.	7,660	1,370,068
WEC Energy Group, Inc.(b)	8,875	994,621
Xcel Energy, Inc.	23,693	1,945,432
		20,718,493
Total Common Stocks (cost $218,519,935)		487,130,730

Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
ABIOMED, Inc., expiring 12/31/2049(d) (cost $0)	40,585	49,108

	Shares
Exchange-Traded Funds — .4%
Registered Investment Companies — .4%
iShares Russell Mid-Cap Growth ETF	3,798	527,162
SPDR S&P MidCap 400 ETF Trust	2,155	1,304,810
Total Exchange-Traded Funds (cost $1,621,765)		1,831,972

	1-Day Yield (%)
Investment Companies — 3.1%
Registered Investment Companies — 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $15,835,748)	4.15	15,835,748	15,835,748
Investment of Cash Collateral for Securities Loaned — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $785,194)	4.15	785,194	785,194
Total Investments (cost $236,762,642)		100.6%	505,632,752
Liabilities, Less Cash and Receivables		(.6%)	(2,861,699)
Net Assets		100.0%	502,771,053

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
SPDR—Standard & Poor’s Depository Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At November 30, 2025, the value of the fund’s securities on loan was $11,527,815 and the value of the collateral was
$11,690,803, consisting of cash collateral of $785,194 and U.S. Government & Agency securities valued at $10,905,609.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at November 30, 2025. These securities were valued at $49,108 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Mid Cap Multi-Strategy Fund
November 30, 2025 (Unaudited)
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	487,121,883	8,847††	—	487,130,730
Exchange-Traded Funds	1,831,972	—	—	1,831,972
Rights	—	—	49,108	49,108
Investment Companies	16,620,942	—	—	16,620,942
	505,574,797	8,847	49,108	505,632,752

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2025, accumulated net unrealized appreciation on investments was $268,870,110, consisting of $271,737,972 gross unrealized appreciation and $2,867,862 gross unrealized depreciation.
At November 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.